Subsequent Events (Details)						6 Months Ended
	Dec. 06, 2025 HKD ($)	Dec. 05, 2025 HKD ($)	Dec. 05, 2025 USD ($)	Oct. 02, 2025 HKD ($)	Oct. 02, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	May 06, 2025 HKD ($)
Ctrl Solution [Member]
Subsequent Events [Line Items]
Amount of drawdowns						$ 2,500,000	$ 350,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Investment agreement value								$ 6,250,000
Two Drawdown [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of drawdowns				$ 500,000	$ 235,000
Two more Drawdowns [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of drawdowns		$ 1,100,000	$ 115,000
Final Drawdown [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of drawdowns	$ 900,000